Victory Tax Exempt Intermediate-Term Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	66 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025 [1]	Dec. 31, 2025
Bloomberg Municipal Bond Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	4.25%	0.80%		2.34%
Bloomberg Municipal 1-15 Years Blend Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	5.18%	1.16%		2.27%
Lipper Intermediate Municipal Debt Funds Index reflects no deduction for taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	4.66%	1.15%		2.18%
Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent	4.44%	1.15%		2.37%
Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.44%	1.15%		2.37%
Fund Shares | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent	4.06%	1.57%		2.52%
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent	4.48%	1.20%	1.77%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	1.82%	0.45%		1.89%

[1]	Inception date of Institutional Shares is June 29, 2020.